Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
IMS Capital Value Fund (Institutional Class Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	11.05%	14.69%	8.84%
IMS Strategic Income Fund (Institutional Class Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	6.06%	4.32%	(1.14%)
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	16.63%	13.63%
Bloomberg Barclays U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)	1.76%